Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — related parties	$ 64,715,769	$ 80,348,303
VSUN USA [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts receivable – related parties		486,378
VSun China [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts receivable – related parties		8,317
Related Party [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts receivable – related parties		494,695
Prepayments — a related party		72,264
Accounts payable – related parties	3,068,695	3,269,212
Due to related parties	11,090	62,328,287
Due to a related party, non-current	51,362,654
Related Party [Member] | TOYO Co., Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	51,373,744
VSUN [Member]
Schedule of Balances with Related Parties [Line Items]
Prepayments — a related party		72,264
VSun China [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts payable – related parties		3,269,212
VSun Bac Ninh [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts payable – related parties	2,647,058
VSUN [Member]
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — related parties	45,020,048	78,856,795
VSUN USA [Member]
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — related parties	6,736,870	1,491,508
VSun Bac Ninh [Member]
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — related parties	12,958,851
Borrowings [Member] | VSUN [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	0	48,530,388
Borrowings [Member] | VSun USA [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		11,000,000
Borrowings [Member] | VSNU Four [Member]
Schedule of Balances with Related Parties [Line Items]
Due to a related party, non-current	48,493,498
Interest payable [Member] | VSUN [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	0	2,390,023
Interest payable [Member] | VSNU Four [Member]
Schedule of Balances with Related Parties [Line Items]
Due to a related party, non-current	2,869,156
Other operating expenses [Member] | VSUN [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	10,090	10,098
Other operating expenses [Member] | Other [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	1,000	1,000
VSun USA [Member] | Interest payable [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		396,778
Purchase of raw materials [Member] | VSun Bac Ninh [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts payable – related parties	$ 421,637